Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements [Abstract]
Schedule Of Condensed Consolidated Statements Of Income

	For the Year Ended December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)
Operating revenues	$-	$213,961	$25,502	$-	$239,463
Operating expenses	607	150,631	12,365	-	163,603
Operating income (loss)	(607)	63,330	13,137	-	75,860
Interest and debt expense	(33,388)	(230)	(2,147)	-	(35,765)
Income(loss) before income tax	(33,995)	63,100	10,990	-	40,095
Income tax expense	-	1,206	-	-	1,206
Income before earnings from consolidated subsidiaries	(33,995)	61,894	10,990	-	38,889
Earnings from consolidated subsidiaries	72,884	-	-	(72,884)	-
Net income (loss)	38,889	61,894	10,990	(72,884)	38,889
General partner's interest in net income	22,218	-	-	-	22,218
Limited partner's inerest in net income	$16,671	$61,894	$10,990	(72,884)	$16,671

Schedule Of Condensed Consolidated Balance Sheet

	As of December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)
ASSETS
Current assets
Cash and cash equivalents	$21	$-	$90	$-	$111
Accounts receivable - related party	366,405	22,587	-	(365,237)	23,755
Accounts receivable	608	14,515	6,513	-	21,636
Insurance receivable	-	2,920	-	-	2,920
Prepaid expenses and other	584	1,357	-	-	1,941
Total current assets	367,618	41,379	6,603	(365,237)	50,363
Investment in consolidated affiliates	1,041,935	-	-	(1,041,935)	-
Property, plant and equipment - net	8,519	775,852	155,475		939,846
Intangible assets - net	-	163,021	338,359	-	501,380
Goodwill	-	95,031	-	-	95,031
Deferred financing costs, net	17,149	-	5,379	-	22,528
Other assets	20	1,301	-		1,321
Total assets	$1,435,241	$1,076,584	$505,816	$(1,407,172)	$1,610,469
LIABILITIES AND PARTNERS' CAPITAL/MEMBERS' EQUITY
Current liabilities
Accrued additions to property, plant and equipment	$-	$3,829	$5,384	$-	$9,213
Capital leases	429	3,433	-	-	3,862
Deferred revenue	-	-	2,634	-	2,634
Accounts payable - related party	535	367,682	-	(365,129)	3,088
Accounts payable, accrued expenses and other liabilities	15,547	11,876	2,402	(108)	29,717
Total current liabilities	16,511	386,820	10,420	(365,237)	48,514
Long-term debt	558,161	-	127,000	-	685,161
Long-term capital leases	960	2,201	-	-	3,161
Asset retirement obligations	-	13,188	836		14,024
Partners'/members' equity	859,609	674,375	367,560	(1,041,935)	859,609
Total liabilities and partners' capital/members' equity	$1,435,241	$1,076,584	$505,816	$(1,407,172)	$1,610,469

Schedule Of Condensed Consolidated Statement Of Cash Flows

	For the Year Ended December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)

Net cash provided by (used in) operating activities	$(23,613)	$112,880	$16,645	$(3,847)	$102,065
Investing activities:
Acquisitions, net of cash acquired	(87,247)	-	(476,718)	-	(563,965)
Capital expenditures	(1,052)	(34,441)	(17,079)	-	(52,572)
Acquisition of interests in CMM	(131,250)	-	-	131,250	-
Change in advances to affiliates, net	75,825	-	-	(75,825)	-
Capital distribution from consolidated affiliate	2,604	-	-	(2,604)	-
Proceeds from sale of property, plant and equipment	-	20	-	-	20
Net cash provided by (used in) investing activities	(141,120)	(34,421)	(493,797)	52,821	(616,517)
Financing activities:
Proceeds from issuance of senior notes	151,500	-	-	-	151,500
Proceeds from revolving credit facility	411,700	-	143,500	-	555,200
Repayment of revolving credit facility	(517,500)	-	(16,500)	-	(534,000)
Payment of Tristate Acquisition deferred payment	(7,839)	-	-	-	(7,839)
Payments on capital leases	(359)	(2,634)	-	-	(2,993)
Deferred financing costs paid	(4,994)	-	(6,328)	-	(11,322)
Proceeds from issuance of common units, net	217,483	-	-	-	217,483
Contributions received	5,930	-	375,000	(131,250)	249,680
Distributions paid	(91,558)	-	(18,430)	6,451	(103,537)
Change in advances from affiliates, net	-	(75,825)	-	75,825	-
Taxes paid for equity-based compensation vesting	(406)	-	-	-	(406)
Net cash provided by (used in) financing activities	163,957	(78,459)	477,242	(48,974)	513,766
Change in cash and cash equivalents	(776)	-	90	-	(686)
Cash and cash equivalents at beginning of period	797	-	-	-	797
Cash and cash equivalents at end of period	$21	$-	$90	$-	$111